INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The significant components of deferred income tax expense/(benefit) from operations for each of the years ended March 31 are approximated as following:

Deferred income taxes	2025 ($)	2024 ($)

Net operating loss carry-forwards	-	-

Net deferred tax asset	-	-

Valuation allowance	-	-
	-	-